Agreements assumed as part of the capital reorganization transaction - Narrative (Details) R$ in Thousands			12 Months Ended
	Feb. 28, 2025 BRL (R$) shares	Feb. 28, 2023 Warrant $ / shares shares	Jun. 30, 2025 BRL (R$) shares	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Warrant		10,083,606
Warrants outstanding (in shares) | shares			10,083,592
Warrant liability | R$			R$ 1,953
Gain on changes in fair value of warrants | R$			R$ 20,469	R$ 14,024	R$ 3,756
Forward share purchase agreement, number of shares to be purchased (in shares) | shares	2,830,750
Forward share purchase agreement, term after closing		24 months
Forward share purchase agreement, share purchase price | R$	R$ 168,861,000
Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Number of founders shares (in shares) | shares		3,060,662	3,006,049
Number of ordinary shares issued to TPB acquisition corp shareholders (in shares) | shares		1,503,025
Founder shares, term		3 years
Founder shares, number of trading days		20 days
Founder shares, number of consecutive trading days		30 days
Class B Ordinary Shares | Vesting Condition, One
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share		$ 12.5
Class B Ordinary Shares | Vesting Condition, Two
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share		$ 15
Class B Ordinary Shares, Vested
Disclosure of detailed information about business combination [line items]
Expected volatility, founder shares (in percent)		54.40%
Risk free interest rate, founder shares (in percent)		4.51%
Class B Ordinary Shares, Vested | Vesting Condition, One
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share		$ 12.5
Share price per share		9.53
Class B Ordinary Shares, Vested | Vesting Condition, Two
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share		15
Share price per share		$ 8.53
Class B Ordinary Shares, Unvested
Disclosure of detailed information about business combination [line items]
Expected volatility, founder shares (in percent)		54.40%
Risk free interest rate, founder shares (in percent)		4.88%
Share price per share		$ 10.08
Founder shares, restricted term		3 months
Top of range
Disclosure of detailed information about business combination [line items]
Forward share purchase agreement, number of shares to be purchased (in shares) | shares		2,830,750